SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Net deferred income taxes	$ 0.0	$ 43.2
Other assets	768.4	365.1
Total assets	54,895.3	46,575.0
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	5,962.7	5,046.5
Debt	4,407.1	4,404.9
Total liabilities	40,996.5	35,538.7
Redeemable noncontrolling interest (NCI)	225.6	214.5	$ 503.7	$ 483.7
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference $1,000 per share) (authorized, issued, and outstanding 0.5)	493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.5, including treasury shares of 212.9 and 214.3)	584.6	583.2
Paid-in capital	1,573.4	1,479.0
Retained earnings	10,679.6	8,386.6
Total accumulated other comprehensive income attributable to Progressive	341.7	(120.9)	1,282.2	$ 933.4
Total shareholders’ equity	13,673.2	10,821.8	$ 9,284.8
Total liabilities, redeemable NCI, and shareholders’ equity	54,895.3	46,575.0
Parent Company
Assets
Investment in affiliate	5.0	5.0
Investment in subsidiaries	16,186.8	13,652.2
Receivable from investment subsidiary	2,912.0	2,658.9
Intercompany receivable	678.6	651.1
Net deferred income taxes	70.3	68.2
Other assets	303.8	124.2
Total assets	20,156.5	17,159.6
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	475.2	250.5
Dividends payable	1,375.4	1,467.9
Debt	4,407.1	4,404.9
Total liabilities	6,257.7	6,123.3
Redeemable noncontrolling interest (NCI)	225.6	214.5
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference $1,000 per share) (authorized, issued, and outstanding 0.5)	493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.5, including treasury shares of 212.9 and 214.3)	584.6	583.2
Paid-in capital	1,573.4	1,479.0
Retained earnings	10,679.6	8,386.6
Total accumulated other comprehensive income attributable to Progressive	341.7	(120.9)
Total shareholders’ equity	13,673.2	10,821.8
Total liabilities, redeemable NCI, and shareholders’ equity	$ 20,156.5	$ 17,159.6